JPMorgan Mid Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.5%
Airlines — 0.4%
Southwest Airlines Co. *	1,824	56,243
Banks — 9.7%
Citizens Financial Group, Inc.	4,390	150,845
Fifth Third Bancorp	5,711	182,516
First Citizens BancShares, Inc., Class A	137	109,157
Huntington Bancshares, Inc.	17,565	231,513
M&T Bank Corp.	1,729	304,785
Regions Financial Corp.	9,634	193,360
Zions Bancorp NA	2,062	104,876
		1,277,052
Beverages — 1.6%
Constellation Brands, Inc., Class A	472	108,464
Keurig Dr Pepper, Inc.	2,695	96,530
		204,994
Building Products — 2.4%
Carlisle Cos., Inc.	641	179,733
Fortune Brands Home & Security, Inc.	2,428	130,374
		310,107
Capital Markets — 5.7%
Ameriprise Financial, Inc.	848	213,548
Northern Trust Corp.	1,562	133,672
Raymond James Financial, Inc.	1,785	176,404
State Street Corp.	1,973	119,981
T. Rowe Price Group, Inc.	1,039	109,136
		752,741
Chemicals — 1.5%
Celanese Corp.	557	50,270
RPM International, Inc.	1,693	141,073
		191,343
Communications Equipment — 1.6%
Motorola Solutions, Inc.	943	211,190
Construction Materials — 1.1%
Martin Marietta Materials, Inc.	456	146,706
Consumer Finance — 0.8%
Discover Financial Services	1,202	109,292
Containers & Packaging — 2.3%
Ball Corp.	956	46,215
Packaging Corp. of America	1,026	115,206
Silgan Holdings, Inc.	3,323	139,686
		301,107

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 2.2%
Genuine Parts Co.	771	115,141
LKQ Corp.	3,593	169,413
		284,554
Diversified Financial Services — 0.7%
Voya Financial, Inc.	1,425	86,226
Electric Utilities — 4.0%
Edison International	1,573	89,005
Entergy Corp.	1,911	192,235
Xcel Energy, Inc.	3,872	247,819
		529,059
Electrical Equipment — 3.8%
Acuity Brands, Inc.	983	154,851
AMETEK, Inc.	1,211	137,348
Hubbell, Inc.	961	214,301
		506,500
Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	1,971	131,956
CDW Corp.	1,096	171,083
Jabil, Inc.	1,852	106,890
Teledyne Technologies, Inc. *	209	70,603
		480,532
Entertainment — 0.8%
Take-Two Interactive Software, Inc. *	975	106,234
Equity Real Estate Investment Trusts (REITs) — 9.8%
American Homes 4 Rent, Class A	3,456	113,389
AvalonBay Communities, Inc.	606	111,580
Boston Properties, Inc.	1,142	85,586
Brixmor Property Group, Inc.	3,847	71,055
Essex Property Trust, Inc.	269	65,138
Federal Realty OP LP	615	55,402
Host Hotels & Resorts, Inc.	3,096	49,167
JBG SMITH Properties	2,141	39,780
Kimco Realty Corp.	4,696	86,455
Mid-America Apartment Communities, Inc.	400	62,026
Rayonier, Inc.	3,910	117,169
Regency Centers Corp.	1,054	56,780
Rexford Industrial Realty, Inc.	1,086	56,482
Sun Communities, Inc.	429	58,060
Ventas, Inc.	1,219	48,965
Weyerhaeuser Co.	4,184	119,500
WP Carey, Inc.	1,310	91,458
		1,287,992

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food & Staples Retailing — 1.4%
Kroger Co. (The)	2,419	105,842
US Foods Holding Corp. *	3,226	85,297
		191,139
Food Products — 0.8%
Post Holdings, Inc. *	1,311	107,375
Gas Utilities — 0.8%
National Fuel Gas Co.	1,765	108,650
Health Care Equipment & Supplies — 1.5%
Globus Medical, Inc., Class A *	825	49,181
Zimmer Biomet Holdings, Inc.	1,379	144,153
		193,334
Health Care Providers & Services — 5.0%
AmerisourceBergen Corp.	1,478	200,074
Henry Schein, Inc. *	2,393	157,391
Laboratory Corp. of America Holdings	1,098	224,876
Universal Health Services, Inc., Class B	829	73,082
		655,423
Hotels, Restaurants & Leisure — 1.2%
Darden Restaurants, Inc.	700	88,476
Expedia Group, Inc. *	755	70,735
		159,211
Household Durables — 1.5%
Mohawk Industries, Inc. *	885	80,678
Newell Brands, Inc.	8,092	112,403
		193,081
Household Products — 0.4%
Energizer Holdings, Inc.	2,151	54,072
Insurance — 6.3%
Alleghany Corp. *	106	88,766
Arch Capital Group Ltd. *	2,535	115,440
Hartford Financial Services Group, Inc. (The)	2,390	148,047
Lincoln National Corp.	1,704	74,825
Loews Corp.	3,887	193,714
RenaissanceRe Holdings Ltd. (Bermuda)	579	81,350
WR Berkley Corp.	2,043	131,961
		834,103
Interactive Media & Services — 0.9%
IAC, Inc. *	2,132	118,094
IT Services — 1.6%
FleetCor Technologies, Inc. *	668	117,725
GoDaddy, Inc., Class A *	1,372	97,205
		214,930

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 6.3%
IDEX Corp.	631	126,108
ITT, Inc.	2,050	133,948
Lincoln Electric Holdings, Inc.	1,283	161,293
Middleby Corp. (The) *	1,246	159,725
Snap-on, Inc.	772	155,393
Timken Co. (The)	1,460	86,183
		822,650
Media — 1.8%
Liberty Broadband Corp., Class C *	1,390	102,587
Liberty Media Corp.-Liberty SiriusXM, Class C *	3,544	133,632
		236,219
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,639	44,797
Multiline Retail — 0.3%
Kohl's Corp.	1,396	35,111
Multi-Utilities — 3.7%
CMS Energy Corp.	3,676	214,100
Sempra Energy	338	50,639
WEC Energy Group, Inc.	2,434	217,689
		482,428
Oil, Gas & Consumable Fuels — 2.5%
Coterra Energy, Inc.	4,237	110,683
Diamondback Energy, Inc.	863	103,941
Williams Cos., Inc. (The)	3,835	109,783
		324,407
Personal Products — 0.3%
BellRing Brands, Inc. *	1,659	34,188
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	790	105,257
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	1,563	105,511
Software — 0.8%
NortonLifeLock, Inc.	5,306	106,868
Specialty Retail — 2.5%
AutoZone, Inc. *	81	172,789
Bath & Body Works, Inc.	2,024	65,970
Best Buy Co., Inc.	959	60,765
Gap, Inc. (The)	2,900	23,809
		323,333
Textiles, Apparel & Luxury Goods — 2.3%
Carter's, Inc.	1,520	99,604

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Ralph Lauren Corp.	1,231	104,564
Tapestry, Inc.	3,476	98,804
		302,972
Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.	6,841	87,696
Total Common Stocks (Cost $9,261,015)		12,682,721
Short-Term Investments — 3.4%
Investment Companies — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $456,087)	455,995	456,177
Total Investments — 99.9% (Cost $9,717,102)		13,138,898
Other Assets Less Liabilities — 0.1%		7,393
NET ASSETS — 100.0%		13,146,291

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,138,898	$—	$—	$13,138,898

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$515,116	$317,024	$376,050	$(14)	$101	$456,177	455,995	$2,561	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	2,200	10,000	12,201	1	—(c)	—	—	6	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	1,052	7,917	8,969	—	—	—	—	3	—
Total	$518,368	$334,941	$397,220	$(13)	$101	$456,177		$2,570	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
(c)	Amount rounds to less than one thousand.